Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details)		12 Months Ended
	Oct. 11, 2022 HKD ($) $ / shares shares	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2022 HKD ($) $ / shares shares
Numerator:
Net loss attributable to ordinary shareholders of Alpha Technology Group Limited		$ (5,487,765)	$ (706,339)		$ (6,987,360)
Weighted average number of ordinary shares
Basic		15,262,500	15,262,500		13,250,000
Diluted		14,933,987	14,933,987		1,169,808
Net loss per share attributable to ordinary shareholders
Basic | (per share)					$ (1)
Diluted | (per share)					$ (6)
Predecessor [Member]
Numerator:
Net loss attributable to ordinary shareholders of Alpha Technology Group Limited | $	$ (156,387)				$ (156,387)	$ (2,663,554)
Weighted average number of ordinary shares
Basic	20,000					20,000
Diluted
Net loss per share attributable to ordinary shareholders
Basic | $ / shares	$ (8)					$ (133)
Diluted | $ / shares
Successor [Member]
Numerator:
Net loss attributable to ordinary shareholders of Alpha Technology Group Limited | $				$ (6,830,973)	$ (6,830,973)
Weighted average number of ordinary shares
Basic				13,250,000
Diluted				1,169,808
Net loss per share attributable to ordinary shareholders
Basic | $ / shares				$ (1)
Diluted | $ / shares				$ (6)